Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenues	$ 122,674	$ 174,679	$ 180,045
Impairment of multi-client data library	1,167	9,072	0
Gross profit	41,657	60,022	59,620
Operating expenses:
Research, development and engineering	12,965	19,025	18,182
Marketing and sales	11,675	23,207	21,793
General, administrative and other operating expenses	27,456	42,249	37,364
Impairment of long-lived assets	0	0	36,553
Impairment of goodwill	4,150	0	0
Total operating expenses	56,246	84,481	113,892
Loss from operations	(14,589)	(24,459)	(54,272)
Interest expense, net	(13,805)	(13,074)	(12,972)
Other income (expense), net	6,898	(1,617)	(436)
Loss before income taxes	(21,496)	(39,150)	(67,680)
Income tax expense	15,616	8,064	2,718
Net loss	(37,112)	(47,214)	(70,398)
Net income (loss) attributable to noncontrolling interests	(113)	(985)	(773)
Net loss attributable to ION	$ (37,225)	$ (48,199)	$ (71,171)
Net loss per share:
Basic (in dollars per share)	$ (2.61)	$ (3.41)	$ (5.20)
Diluted (in dollars per share)	$ (2.61)	$ (3.41)	$ (5.20)
Weighted average number of common shares outstanding:
Basic (in shares)	14,272	14,131	13,692
Diluted (in shares)	14,272	14,131	13,692
Service [Member]
Net revenues	$ 93,347	$ 131,280	$ 139,038
Cost of services and products	63,055	83,519	100,557
Product [Member]
Net revenues	29,327	43,399	41,007
Cost of services and products	$ 16,795	$ 22,066	$ 19,868